Stock-Based Compensation (Details) - Forge Nano, Inc. $ in Thousands		6 Months Ended		12 Months Ended
	Aug. 08, 2022	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Stock-Based Compensation
Number of option plans		1	1	1	1
Maximum number of shares under the plan | shares		551,686		551,686
Vesting period	42 days	4 years		4 years
Expiration period		4 years		4 years
Compensation cost		$ 881	$ 483	$ 1,422	$ 620
Total unrecognized compensation cost		$ 5,181		$ 2,676	$ 1,896
Weighted-average period for unrecognized compensation cost		2 years 11 months 4 days		2 years 6 months 14 days	3 years
Vesting after 12 months of continuous service
Stock-Based Compensation
Vesting percentage		25.00%		25.00%